Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 2,111,000	$ 1,735,000	$ 641,000
Accumulated depreciation	(824,000)	(577,000)	(278,000)
Net book value	1,287,000	1,158,000	363,000
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,990,000	1,682,000	592,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		8,000	4,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	113,000	45,000	$ 45,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 8,000	$ 8,000